Condensed Consoldiated Statements of Cash Flows (unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net Loss	$ (2,334,022)	$ (1,733,167)	$ (5,642,238)	$ (4,825,110)	$ (6,197,455)	$ (1,022,092)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	5,172	9,220	22,232	16,712	26,442	4,734
Non-cash stock compensation expense	$ (7,536)	$ 107,443	166,269	1,620,736	1,778,223	$ 76,558
Share based consulting services			53,250	250,000	258,333
Change in Fair Value of Derivative Liability			(1,870,880)	$ (491,096)	$ (720,834)
Loss on Extinguishment of Derivative Liabilities			464,686
Changes in assets and liabilities
Prepaid Expenses			95,378	$ 25,535	$ (46,638)	$ (21,811)
Other current assets			(72,984)			3,577
Accounts Payable			789,215	32,541	$ 209,043	(40,926)
Accrued Liabilities and Other Current Liabilities			21,714	(156,255)	(139,721)	177,986
Net cash used in operating activities			(5,973,358)	(3,526,937)	(4,832,607)	(821,974)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment			(19,256)	(64,843)	(67,109)	(2,581)
Net cash used in investing activities			(19,256)	(64,843)	(67,109)	(2,581)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of notes payable			(21,269)	(170,753)	(174,953)	(12,245)
Proceeds from exercise of warrants and options			2,819,366	8,303,225	8,303,607	836,800
Net cash provided by financing activities			2,798,097	8,132,472	8,128,654	$ 824,555
NET INCREASE (DECREASE) IN CASH			(3,194,517)	$ 4,540,692	$ 3,228,938
CASH, BEGINNING OF PERIOD			3,228,938
CASH, END OF THE PERIOD	$ 34,421	$ 4,540,692	34,421	$ 4,540,692	$ 3,228,938
Supplemental disclosure of non-cash financing:
Reclassification of derivative liabilities to equity			$ 1,378,374